CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2014
Cablevision Systems Corporation And Subsidiaries
Net income	$ 163,512	$ 175,248	$ 312,204
Defined benefit pension and postretirement plans (see Note 13):
Unrecognized actuarial gain	68	2,694	(6,866)
Applicable income taxes	(28)	(1,106)	2,815
Unrecognized gain (loss) arising during period, net of income taxes	40	1,588	(4,051)
Amortization of actuarial losses, net included in net periodic benefit cost	929	1,224	2,296
Applicable income taxes	(388)	(502)	(941)
Amortization of actuarial losses, net included in net periodic benefit cost, net of income taxes	541	722	1,355
Settlement income included in net periodic benefit cost	1,655	3,822	5,347
Applicable income taxes	(679)	(1,569)	(2,192)
Curtailment loss, net of settlement losses included in net periodic benefit cost, net of income taxes	976	2,253	3,155
Other comprehensive gain (loss)	1,557	4,563	459
Comprehensive loss	165,069	179,811	312,663
Comprehensive income attributable to noncontrolling interests	236	201	(765)
Comprehensive income (loss) attributable to stockholders	$ 165,305	$ 180,012	$ 311,898